Rydex Variable Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

Banking Fund
Basic Materials Fund
Commodities Strategy Fund
Energy Fund
Energy Services Fund
Europe 1.25x Strategy Fund
Financial Services Fund
High Yield Strategy Fund
Internet Fund
Inverse Dow 2x Strategy Fund
Inverse Government Long Bond Strategy Fund
Inverse Mid-Cap Strategy Fund
Inverse NASDAQ-100® Strategy Fund
Inverse Russell 2000® Strategy Fund
Inverse S&P 500® Strategy Fund
Japan 2x Strategy Fund
Retailing Fund
Transportation Fund
Weakening Dollar 2x Strategy Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 23, 2016 to the currently effective Statutory Prospectus and Summary Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

On September 16, 2016, the Board of Trustees of Rydex Variable Trust approved a reverse share split of the issued and outstanding shares of the above-listed Funds, pursuant to which shareholders will receive one share in exchange for the number of shares of each Fund they currently own, as follows:

Fund	Split Ratio (New to Old Shares)
Banking Fund	1:6
Basic Materials Fund	1:3
Commodities Strategy Fund	1:16
Energy Fund	1:4
Energy Services Fund	1:6
Europe 1.25x Strategy Fund	1:6
Financial Services Fund	1:3
High Yield Strategy Fund	1:3
Internet Fund	1:4
Inverse Dow 2x Strategy Fund	1:3
Inverse Government Long Bond Strategy Fund	1:3
Inverse Mid-Cap Strategy Fund	1:3
Inverse NASDAQ-100® Strategy Fund	1:4
Inverse Russell 2000® Strategy Fund	1:3
Inverse S&P 500® Strategy Fund	1:6
Japan 2x Strategy Fund	1:6
Retailing Fund	1:4
Transportation Fund	1:4
Weakening Dollar 2x Strategy Fund	1:4

The reverse share split is scheduled to occur after the close of markets on or after November 30, 2016. The shares of the Funds will be offered on a split-adjusted basis on or after December 1, 2016.

As a result of the reverse share split, a multiple of shares owned of each Fund, as specified in the above chart (i.e., three, four, six or sixteen), will be exchanged for one share. Accordingly, the reverse share split will have the effect of reducing the number of each Fund’s issued and outstanding shares and proportionately increasing the net asset value (“NAV”) per share of each Fund. The market value of each Fund’s issued and outstanding shares will remain the same. The reverse share split provides shareholders of each Fund with fewer shares of the Fund, but the value of a shareholders’ investment in the Fund will not change as a result of the reverse share split. In addition, the reverse share split will not affect any shareholder’s rights, preferences or privileges associated with each Fund’s issued and outstanding shares. The table below illustrates the effect of hypothetical reverse share splits on a shareholder’s investment:

Hypothetical One for Three Reverse Share Split (1:3 or 1-for-3)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	30	$5.00	$150.00
Post-Reverse Share Split	10	$15.00	$150.00

Hypothetical One for Four Reverse Share Split (1:4 or 1-for-4)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	40	$5.00	$200.00
Post-Reverse Share Split	10	$20.00	$200.00

Hypothetical One for Six Reverse Share Split (1:6 or 1-for-6)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	60	$5.00	$300.00
Post-Reverse Share Split	10	$30.00	$300.00

Hypothetical One for Sixteen Reverse Share Split (1:16 or 1-for-16)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	160	$5.00	$800.00
Post-Reverse Share Split	10	$80.00	$800.00

Please retain this supplement for future reference.

RYVT-COMBO-SUP-0916x0517

Rydex Variable Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

Nova Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Value Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 23, 2016 to the currently effective Statutory Prospectus and Summary Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

On September 16, 2016, the Board of Trustees of Rydex Variable Trust approved a share split of the issued and outstanding shares of the above-listed Funds, pursuant to which shareholders will receive two shares in exchange for every one share of each Fund they currently own. The share split is scheduled to occur after the close of markets on or after November 30, 2016. The shares of the Funds will be offered on a split-adjusted basis on or after December 1, 2016.

As a result of the share split, every one share owned of each Fund will be exchanged for two shares. Accordingly, the share split will have the effect of increasing the number of each Fund’s issued and outstanding shares and proportionately decreasing the net asset value (“NAV”) per share of each Fund. The market value of each Fund’s issued and outstanding shares will remain the same. The share split provides shareholders of each Fund with additional shares of the Fund, but the value of a shareholders’ investment in the Fund will not change as a result of the share split. In addition, the share split will not affect any shareholder’s rights, preferences or privileges associated with each Fund’s issued and outstanding shares. The table below illustrates the effect of a hypothetical 2:1 share split on a shareholder’s investment:

Hypothetical Two for One Share Split (2:1 or 2-for-1)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Share Split	20	$5.00	$100.00
Post-Share Split	40	$2.50	$100.00

Please retain this supplement for future reference.

RYVT-COMBO-SUP2-0916x0517